Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,657,571	$ 10,583,534
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	5,305,728	5,594,368
Income tax recoverable (note 21)	104,670
Inventories	37,807	49,557
Prepaid expenses and deposits	2,050,661	2,054,793
Total current assets	9,156,437	18,282,252
Non-current assets
Restricted cash	463,743	303,945
Property and equipment (note 7)	1,432,133	460,974
Right-of-use assets, net (note 19)	1,058,600	1,134,493
Intangible assets, net (notes 4, 8)	10,731,917	14,928,984
Goodwill (note 4, 8)	12,047,048	12,440,557
Deferred tax assets (note 21)	655,004	464,800
Total assets	35,544,882	48,016,005
Current liabilities
Trade and other payables and accrued liabilities	5,937,880	5,679,628
Income tax payable (note 21)	45,212	97,784
Share based payment liability (note 11)	31,487	551,201
Derivative warrant liability (note 10)	290,712	1,862,876
Current portion of long-term debt (note 9)	8,634,258	1,109,713
Current portion of lease obligations (note 20)	487,673	287,901
Contract liabilities	1,745,415	1,003,187
Total current liabilities	17,172,637	10,592,290
Non-current liabilities
Deferred tax liability (note 21)	868,643	1,224,640
Long-term debt (note 9)	19,812	11,999,108
Long-term contingent consideration (note 4)		166,603
Long-term lease obligations (note 20)	718,575	900,868
Other long-term liabilities	1,121,805	1,042,938
Total liabilities	19,901,472	25,926,447
Shareholders' Equity
Capital stock (note 11)	74,690,527	72,191,764
Contributed surplus	5,892,192	4,842,208
Accumulated other comprehensive income (loss)	(1,214,354)	74,526
Deficit	(63,724,955)	(55,018,940)
Total shareholders' equity	15,643,410	22,089,558
Total liabilities and shareholders' equity	$ 35,544,882	$ 48,016,005